Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.9%
Ambev SA	17,409,756	$49,734,639
Americanas SA(a)	1,643,713	8,864,943
Atacadao SA	1,743,983	4,755,598
B3 SA - Brasil, Bolsa, Balcao.	22,270,903	44,012,155
Banco Bradesco SA	5,349,954	16,196,842
Banco BTG Pactual SA	4,327,300	16,118,122
Banco do Brasil SA	3,052,968	17,290,839
Banco Inter SA	1,293,416	8,335,417
Banco Santander Brasil SA	1,465,865	8,594,130
BB Seguridade Participacoes SA	2,543,258	9,445,863
BRF SA(a)	2,426,290	8,523,747
CCR SA	4,254,069	9,315,010
Centrais Eletricas Brasileiras SA	1,150,730	6,678,997
Cia. de Saneamento Basico do Estado de Sao Paulo	1,255,921	7,524,110
Cia. Siderurgica Nacional SA	2,607,515	10,092,679
Cosan SA	3,899,380	14,739,245
Energisa SA	648,821	5,250,028
Engie Brasil Energia SA	763,123	5,230,152
Equatorial Energia SA	3,401,931	13,657,707
Getnet Adquirencia e Servicos para Meios de Pagamento SA(a)	1	1
Hapvida Participacoes e Investimentos SA(b)	4,269,821	8,286,195
Hypera SA	1,437,118	6,932,707
JBS SA	3,264,540	20,701,522
Klabin SA	2,671,042	11,341,066
Localiza Rent a Car SA	2,228,173	20,257,019
Lojas Renner SA	3,663,684	18,540,482
Magazine Luiza SA	11,035,849	15,311,618
Natura & Co. Holding SA(a)	3,326,143	15,791,022
Notre Dame Intermedica Participacoes SA	1,942,593	21,237,096
Petroleo Brasileiro SA	13,762,924	73,786,125
Raia Drogasil SA	4,016,091	15,987,641
Rede D'Or Sao Luiz SA(b)	1,457,664	13,008,352
Rumo SA(a)	4,657,563	14,556,308
Suzano SA(a)	2,769,005	27,661,236
Telefonica Brasil SA	1,876,905	16,789,767
TIM SA	3,167,827	7,776,090
TOTVS SA	1,903,410	10,729,397
Ultrapar Participacoes SA	2,651,776	6,806,501
Vale SA	14,641,603	182,178,488
Via S/A(a)	4,661,998	4,701,927
Vibra Energia SA	4,395,672	17,013,941
WEG SA	6,229,502	35,713,662
XP Inc.(a)	1	25
		829,468,411
Cayman Islands — 0.1%
Hygeia Healthcare Holdings Co. Ltd.(b)	1,274,800	9,914,930
Kanzhun Ltd., ADR(a)	248,512	7,947,414
Legend Biotech Corp., ADR(a)	135,842	6,997,221
		24,859,565
Chile — 0.3%
Banco de Chile	165,801,244	16,027,874
Banco de Credito e Inversiones SA	210,053	7,108,607
Banco Santander Chile	245,620,889	10,962,520
Cencosud SA	5,499,692	8,774,248
Cia. Cervecerias Unidas SA	567,390	4,496,906
Empresas CMPC SA	4,187,305	6,781,675

Security	Shares	Value

Chile (continued)

Empresas COPEC SA	1,431,603	$10,559,992
Enel Americas SA	79,573,627	10,252,943
Enel Chile SA	98,926,981	4,316,647
Falabella SA	2,792,395	8,640,014
		87,921,426
China — 33.5%
360 DigiTech Inc., ADR(a)	323,963	7,541,859
360 Security Technology Inc., Class A(a)	2,209,706	4,148,099
3SBio Inc.(a)(b)	4,891,000	4,183,505
51job Inc., ADR(a)	119,215	6,878,705
AAC Technologies Holdings Inc.	2,692,000	11,757,745
Advanced Micro-Fabrication Equipment Inc., Class A(a)	149,826	3,754,059
AECC Aviation Power Co. Ltd., Class A	622,373	6,315,592
Agile Group Holdings Ltd.	4,256,000	2,799,271
Agora Inc., ADR(a)(c)	179,300	3,747,370
Agricultural Bank of China Ltd., Class A	18,693,100	8,536,970
Agricultural Bank of China Ltd., Class H	92,384,000	30,511,907
Aier Eye Hospital Group Co. Ltd., Class A	1,236,959	8,320,437
Air China Ltd., Class A(a)	1,936,593	2,415,166
Air China Ltd., Class H(a)	6,328,000	3,981,372
Akeso Inc.(a)(b)(c)	1,081,000	6,818,786
Alibaba Group Holding Ltd.(a)	56,029,756	894,665,986
Alibaba Health Information Technology Ltd.(a)	14,968,000	13,766,861
Alibaba Pictures Group Ltd.(a)	48,720,000	5,000,535
A-Living Smart City Services Co. Ltd., Class A(b)	2,149,500	5,049,993
Aluminum Corp. of China Ltd., Class A(a)	3,480,100	2,849,108
Aluminum Corp. of China Ltd., Class H(a)	14,316,000	6,988,954
Anhui Conch Cement Co. Ltd., Class A	1,096,786	6,261,967
Anhui Conch Cement Co. Ltd., Class H	4,359,000	19,845,782
Anhui Gujing Distillery Co. Ltd., Class A	106,285	4,232,645
Anhui Gujing Distillery Co. Ltd., Class B	349,500	4,823,284
Anhui Kouzi Distillery Co. Ltd., Class A	194,152	2,017,230
ANTA Sports Products Ltd.	4,011,802	64,063,386
Asymchem Laboratories Tianjin Co. Ltd., Class A	63,300	5,121,366
Autobio Diagnostics Co. Ltd., Class A	169,599	1,491,267
Autohome Inc., ADR	279,365	9,545,902
Avary Holding Shenzhen Co. Ltd., Class A	367,600	2,323,447
AVIC Electromechanical Systems Co. Ltd., Class A	1,093,900	2,920,961
AVIC Industry-Finance Holdings Co. Ltd., Class A	4,804,489	2,893,385
AviChina Industry & Technology Co. Ltd., Class H	9,412,000	6,190,462
AVICOPTER PLC, Class A	190,353	2,178,315
Baidu Inc., ADR(a)(c)	1,025,115	153,603,232
Bank of Beijing Co. Ltd., Class A	6,479,406	4,452,991
Bank of Chengdu Co. Ltd., Class A	1,330,495	2,333,566
Bank of China Ltd., Class A	10,304,700	4,935,675
Bank of China Ltd., Class H	289,586,000	100,554,709
Bank of Communications Co. Ltd., Class A	10,728,473	7,694,941
Bank of Communications Co. Ltd., Class H	30,252,600	17,614,311
Bank of Hangzhou Co. Ltd., Class A	1,732,145	3,723,724
Bank of Jiangsu Co. Ltd., Class A	4,211,210	3,884,478
Bank of Nanjing Co. Ltd., Class A	2,829,746	4,019,627
Bank of Ningbo Co. Ltd., Class A	1,502,581	9,031,209
Bank of Shanghai Co. Ltd., Class A	4,510,242	5,059,292
Baoshan Iron & Steel Co. Ltd., Class A	5,311,073	5,398,593
BeiGene Ltd., ADR(a)(c)	172,693	60,015,998
Beijing Capital International Airport Co. Ltd., Class H(a)	7,524,000	4,367,374
Beijing Enlight Media Co. Ltd., Class A	1,138,695	1,817,900

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Beijing Enterprises Holdings Ltd.	1,962,500	$6,621,401
Beijing Enterprises Water Group Ltd.(c)	19,026,000	7,077,282
Beijing Kingsoft Office Software Inc., Class A	99,681	4,200,435
Beijing New Building Materials PLC, Class A	486,813	2,036,022
Beijing Roborock Technology Co. Ltd., Class A	20,000	2,550,569
Beijing Shiji Information Technology Co. Ltd., Class A	284,862	1,269,687
Beijing Shunxin Agriculture Co. Ltd., Class A	251,500	1,264,054
Beijing Sinnet Technology Co. Ltd., Class A	604,786	1,402,783
Beijing Tiantan Biological Products Corp. Ltd., Class A	393,545	1,855,067
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	101,140	3,981,379
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	10,015,100	7,110,581
Betta Pharmaceuticals Co. Ltd., Class A	122,096	1,597,360
BGI Genomics Co. Ltd., Class A	131,100	1,962,862
Bilibili Inc., ADR(a)(c)	607,607	40,108,138
BOC Aviation Ltd.(b)(c)	803,200	5,656,913
BOE Technology Group Co. Ltd., Class A	9,314,300	7,039,381
Bosideng International Holdings Ltd.(c)	12,460,000	8,768,390
BYD Co. Ltd., Class A	417,112	19,996,972
BYD Co. Ltd., Class H	2,892,000	113,752,712
BYD Electronic International Co. Ltd.(c)	2,504,500	9,265,492
Caitong Securities Co. Ltd., Class A	1,463,765	2,341,475
CanSino Biologics Inc., Class H(a)(b)(c)	299,800	6,582,143
CGN Power Co. Ltd., Class H(b)	41,800,000	11,430,526
Changchun High & New Technology Industry Group Inc., Class A	100,394	4,465,087
Changjiang Securities Co. Ltd., Class A	2,964,835	3,342,708
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	86,900	2,961,957
Chaozhou Three-Circle Group Co. Ltd., Class A	531,830	3,485,678
China Bohai Bank Co. Ltd., Class H(b)	11,104,000	3,303,575
China Cinda Asset Management Co. Ltd., Class H	30,942,000	4,944,054
China CITIC Bank Corp. Ltd., Class H	31,809,800	13,652,886
China Coal Energy Co. Ltd., Class H	8,038,000	4,040,646
China Communications Services Corp. Ltd., Class H	9,268,000	4,412,114
China Conch Venture Holdings Ltd.	6,205,500	30,332,000
China Construction Bank Corp., Class A	2,760,168	2,490,869
China Construction Bank Corp., Class H	353,371,760	230,259,178
China CSSC Holdings Ltd., Class A	1,120,300	4,214,885
China Eastern Airlines Corp. Ltd., Class A(a)	3,578,797	2,616,144
China Education Group Holdings Ltd.(c)	3,052,000	5,614,236
China Everbright Bank Co. Ltd., Class A	10,850,503	5,700,811
China Everbright Bank Co. Ltd., Class H	10,832,000	3,713,802
China Everbright Environment Group Ltd.	14,129,813	9,345,878
China Evergrande Group(c)	7,021,388	2,061,936
China Feihe Ltd.(b)	13,232,000	17,700,703
China Galaxy Securities Co. Ltd., Class A	1,166,100	1,902,788
China Galaxy Securities Co. Ltd., Class H	12,678,500	6,987,964
China Gas Holdings Ltd.	11,377,200	20,525,745
China Greatwall Technology Group Co. Ltd., Class A	870,073	1,922,097
China Hongqiao Group Ltd.	8,809,000	8,527,281
China Huarong Asset Management Co. Ltd., Class H(a)(b)(d)	39,128,000	3,838,538
China Huishan Dairy Holdings Co. Ltd.(d)	5,603,350	7
China International Capital Corp. Ltd., Class H(b)	6,130,400	14,830,321

Security	Shares	Value

China (continued)
China Jinmao Holdings Group Ltd.	20,934,000	$6,387,485
China Jushi Co. Ltd., Class A	1,101,040	3,009,783
China Lesso Group Holdings Ltd.	4,294,000	6,235,856
China Life Insurance Co. Ltd., Class A	770,212	3,568,441
China Life Insurance Co. Ltd., Class H	26,700,000	43,912,450
China Literature Ltd.(a)(b)	1,521,000	10,617,842
China Longyuan Power Group Corp. Ltd., Class H	12,508,000	25,567,186
China Medical System Holdings Ltd.	5,222,000	8,552,556
China Meidong Auto Holdings Ltd.	2,160,000	10,443,196
China Mengniu Dairy Co. Ltd.	11,796,000	66,111,791
China Merchants Bank Co. Ltd., Class A	4,799,589	37,266,857
China Merchants Bank Co. Ltd., Class H	14,262,967	110,494,262
China Merchants Energy Shipping Co. Ltd., Class A	2,340,948	1,606,905
China Merchants Port Holdings Co. Ltd.	5,738,000	8,829,619
China Merchants Securities Co. Ltd., Class A	1,866,679	4,978,144
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,828,190	3,287,894
China Minsheng Banking Corp. Ltd., Class A	9,876,955	6,030,731
China Minsheng Banking Corp. Ltd., Class H	18,109,548	6,962,901
China Molybdenum Co. Ltd., Class A	5,208,698	4,820,593
China Molybdenum Co. Ltd., Class H	11,016,000	6,758,180
China National Building Material Co. Ltd., Class H	15,148,000	16,273,779
China National Chemical Engineering Co. Ltd., Class A	1,698,867	2,970,022
China National Nuclear Power Co. Ltd., Class A	3,938,000	4,215,133
China National Software & Service Co. Ltd., Class A	167,299	1,356,707
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	879,654	7,405,590
China Oilfield Services Ltd., Class H	7,072,000	5,568,717
China Overseas Land & Investment Ltd.	14,093,960	32,401,392
China Overseas Property Holdings Ltd.	5,085,000	4,753,873
China Pacific Insurance Group Co. Ltd., Class A	1,620,907	6,888,704
China Pacific Insurance Group Co. Ltd., Class H	9,593,200	27,826,137
China Petroleum & Chemical Corp., Class A	7,744,689	4,895,653
China Petroleum & Chemical Corp., Class H	89,542,800	39,032,531
China Power International Development Ltd.	15,127,000	7,697,203
China Railway Group Ltd., Class A	5,833,200	4,848,160
China Railway Group Ltd., Class H	13,663,000	6,495,591
China Resources Beer Holdings Co. Ltd.	5,446,000	44,671,690
China Resources Cement Holdings Ltd.	9,216,000	6,708,271
China Resources Gas Group Ltd.	3,502,000	18,120,762
China Resources Land Ltd.	11,861,333	49,553,266
China Resources Mixc Lifestyle Services Ltd.(b)	2,107,600	10,398,906
China Resources Power Holdings Co. Ltd.	7,240,999	18,748,041
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	557,699	2,138,470
China Shenhua Energy Co. Ltd., Class A	1,570,139	4,824,771
China Shenhua Energy Co. Ltd., Class H	12,626,000	26,158,936
China Southern Airlines Co. Ltd., Class A(a)	3,463,700	3,318,167
China Southern Airlines Co. Ltd., Class H(a)	5,638,000	3,113,369
China State Construction Engineering Corp. Ltd., Class A	10,786,371	7,845,710
China State Construction International Holdings Ltd.	7,814,000	7,900,645
China Suntien Green Energy Corp. Ltd., Class H	6,912,000	4,848,505
China Taiping Insurance Holdings Co. Ltd.	6,020,460	8,375,134
China Tourism Group Duty Free Corp. Ltd., Class A	446,032	14,412,435

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Tower Corp. Ltd., Class H(b)	154,276,000	$19,527,171
China Traditional Chinese Medicine Holdings Co. Ltd.	10,820,000	5,217,133
China TransInfo Technology Co. Ltd., Class A	724,100	1,676,344
China United Network Communications Ltd., Class A	9,790,400	5,983,534
China Vanke Co. Ltd., Class A	2,415,459	6,912,019
China Vanke Co. Ltd., Class H	5,960,931	13,523,353
China Yangtze Power Co. Ltd., Class A	5,323,115	16,329,292
China Yuhua Education Corp. Ltd.(b)	6,714,000	3,211,493
China Zhenhua Group Science & Technology Co. Ltd., Class A	158,000	3,003,650
China Zheshang Bank Co. Ltd., Class A	5,695,800	3,068,655
Chinasoft International Ltd.	9,828,000	16,340,765
Chindata Group Holdings Ltd., ADR(a)(c)	404,086	3,822,654
Chongqing Brewery Co. Ltd., Class A(a)	121,800	2,758,778
Chongqing Changan Automobile Co. Ltd., Class A	1,513,421	4,119,140
Chongqing Zhifei Biological Products Co. Ltd., Class A	371,576	7,509,227
CIFI Ever Sunshine Services Group Ltd.	2,914,000	4,902,708
CIFI Holdings Group Co. Ltd.	12,258,000	6,680,751
CITIC Ltd.	21,578,000	19,436,944
CITIC Securities Co. Ltd., Class A	2,812,151	10,484,616
CITIC Securities Co. Ltd., Class H	7,924,000	18,838,809
Contemporary Amperex Technology Co. Ltd., Class A	524,030	55,937,523
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	3,226,464	8,770,666
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(c)	11,791,349	20,096,304
COSCO SHIPPING Ports Ltd.	7,546,000	5,930,111
Country Garden Holdings Co. Ltd.	28,611,939	25,216,203
Country Garden Services Holdings Co. Ltd.	6,556,000	39,746,777
CRRC Corp. Ltd., Class A	6,729,600	6,445,402
CRRC Corp. Ltd., Class H	14,830,000	6,580,123
CSC Financial Co. Ltd., Class A	1,041,297	4,574,380
CSPC Pharmaceutical Group Ltd.	33,430,479	34,659,308
Dada Nexus Ltd., ADR(a)	217,437	3,929,087
Dali Foods Group Co. Ltd.(b)	8,598,500	4,520,884
Daqo New Energy Corp., ADR(a)(c)	218,974	12,555,969
DHC Software Co. Ltd., Class A	1,458,098	1,659,463
DiDi Global Inc., ADR(a)(c)	1,117,776	8,528,631
Dongfeng Motor Group Co. Ltd., Class H	10,176,000	9,446,684
Dongxing Securities Co. Ltd., Class A	1,551,197	2,912,418
Dongyue Group Ltd.	5,583,000	10,610,421
East Money Information Co. Ltd., Class A	2,377,433	12,921,324
Ecovacs Robotics Co. Ltd., Class A	122,953	3,187,726
ENN Energy Holdings Ltd.(c)	2,946,300	55,164,011
Eve Energy Co. Ltd., Class A	444,953	10,204,843
Everbright Securities Co. Ltd., Class A	1,022,583	2,317,233
Fangda Carbon New Material Co. Ltd., Class A	1,203,534	2,280,491
Far East Horizon Ltd.	6,428,000	5,580,605
Fiberhome Telecommunication Technologies Co. Ltd., Class A	560,681	1,562,852
First Capital Securities Co. Ltd., Class A	1,532,700	1,672,519
Flat Glass Group Co. Ltd., Class A	99,800	713,719
Flat Glass Group Co. Ltd., Class H	1,539,000	6,711,700
Focus Media Information Technology Co. Ltd., Class A	3,666,778	4,087,362
Foshan Haitian Flavouring & Food Co. Ltd., Class A	793,652	14,016,624

Security	Shares	Value

China (continued)
Fosun International Ltd.	9,474,000	$10,339,262
Founder Securities Co. Ltd., Class A	3,154,487	3,830,928
Foxconn Industrial Internet Co. Ltd., Class A	2,081,097	3,649,473
Fu Jian Anjoy Foods Co. Ltd., Class A	70,000	1,910,881
Fuyao Glass Industry Group Co. Ltd., Class A	529,972	3,857,266
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,196,800	12,056,437
Ganfeng Lithium Co. Ltd., Class A	277,481	7,383,011
Ganfeng Lithium Co. Ltd., Class H(b)	950,000	18,360,945
GCL System Integration Technology Co. Ltd., Class A(a)	1,826,400	1,237,398
GDS Holdings Ltd., ADR(a)(c)	323,985	18,156,119
Geely Automobile Holdings Ltd.	21,823,000	64,452,378
GEM Co. Ltd., Class A	1,541,200	2,738,369
Gemdale Corp., Class A	1,232,330	1,935,648
Genscript Biotech Corp.(a)	4,320,000	22,699,388
GF Securities Co. Ltd., Class A	1,672,294	6,116,606
GF Securities Co. Ltd., Class H	3,663,800	6,383,194
Gigadevice Semiconductor Beijing Inc., Class A	163,394	3,866,121
Ginlong Technologies Co. Ltd., Class A	67,800	2,715,408
GoerTek Inc., Class A	819,500	6,679,611
GOME Retail Holdings Ltd.(a)(c)	45,737,200	3,977,975
Gotion High-tech Co. Ltd., Class A(a)	333,723	3,486,885
Great Wall Motor Co. Ltd., Class A	540,900	5,078,469
Great Wall Motor Co. Ltd., Class H	11,433,000	47,505,587
Greenland Holdings Corp. Ltd., Class A	2,667,228	1,716,497
Greentown China Holdings Ltd.	3,351,500	4,959,912
Greentown Service Group Co. Ltd.	5,504,000	5,279,549
Guangdong Haid Group Co. Ltd., Class A	436,927	4,406,103
Guangdong Investment Ltd.	11,054,110	14,714,242
Guangzhou Automobile Group Co. Ltd., Class H	11,021,838	11,241,678
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	699,596	3,226,529
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	125,284	2,157,222
Guangzhou R&F Properties Co. Ltd., Class H(c)	5,882,800	3,183,994
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	188,491	2,052,940
Guangzhou Tinci Materials Technology Co. Ltd., Class A	243,800	5,168,471
Guosen Securities Co. Ltd., Class A	2,311,642	4,003,072
Guotai Junan Securities Co. Ltd., Class A	2,426,240	6,368,690
Haidilao International Holding Ltd.(b)(c)	3,987,000	8,785,793
Haier Smart Home Co. Ltd., Class A	1,818,641	7,750,765
Haier Smart Home Co. Ltd., Class H	7,926,000	29,576,552
Haitian International Holdings Ltd.	2,575,000	7,112,806
Haitong Securities Co. Ltd., Class A	2,422,401	4,498,432
Haitong Securities Co. Ltd., Class H	9,234,400	7,753,328
Hangzhou First Applied Material Co. Ltd., Class A	245,000	4,677,810
Hangzhou Robam Appliances Co. Ltd., Class A	347,764	1,715,215
Hangzhou Silan Microelectronics Co. Ltd., Class A	339,900	3,311,717
Hangzhou Tigermed Consulting Co. Ltd., Class A	151,000	3,270,300
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	356,100	5,640,729
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,364,000	8,945,242
Hello Group Inc., ADR	576,212	6,666,773
Henan Shuanghui Investment & Development Co. Ltd., Class A	775,800	3,471,129
Hengan International Group Co. Ltd.	2,464,000	11,899,396
Hengli Petrochemical Co. Ltd., Class A	1,403,091	4,663,870
HengTen Networks Group Ltd.(a)(c)	10,644,000	4,481,390

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hengyi Petrochemical Co. Ltd., Class A	1,309,829	$2,157,249
Hithink RoyalFlush Information Network Co. Ltd., Class A	143,100	2,631,045
Hopson Development Holdings Ltd.	2,736,900	6,622,505
Hoshine Silicon Industry Co. Ltd., Class A	113,700	2,756,196
Hua Hong Semiconductor Ltd.(a)(b)	1,953,000	13,011,919
Huadong Medicine Co. Ltd., Class A	471,905	2,516,289
Huafon Chemical Co. Ltd., Class A	1,310,700	2,201,178
Hualan Biological Engineering Inc., Class A	475,283	2,155,351
Huaneng Power International Inc., Class H(c)	16,836,000	7,515,868
Huatai Securities Co. Ltd., Class A	2,501,609	6,215,146
Huatai Securities Co. Ltd., Class H(b)	4,269,400	6,117,174
Huaxia Bank Co. Ltd., Class A	4,338,480	3,837,123
Huaxin Cement Co. Ltd., Class A	453,606	1,266,920
Huayu Automotive Systems Co. Ltd., Class A	826,468	3,345,670
Huazhu Group Ltd., ADR(a)	669,064	26,441,409
Hubei Biocause Pharmaceutical Co. Ltd., Class A	99	48
Huizhou Desay Sv Automotive Co. Ltd., Class A	122,300	2,670,756
Hundsun Technologies Inc., Class A	409,644	3,771,555
Iflytek Co. Ltd., Class A	575,475	4,873,510
I-Mab, ADR(a)	145,685	8,808,115
Imeik Technology Development Co. Ltd., Class A	51,600	4,577,661
Industrial & Commercial Bank of China Ltd., Class A	14,621,162	10,499,140
Industrial & Commercial Bank of China Ltd., Class H	206,450,085	109,095,050
Industrial Bank Co. Ltd., Class A	4,751,822	13,402,752
Industrial Securities Co. Ltd., Class A	2,098,451	2,817,841
Ingenic Semiconductor Co. Ltd., Class A	122,600	2,620,692
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	11,204,200	5,063,848
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,292,800	1,906,015
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,492,370	9,171,934
Innovent Biologics Inc.(a)(b)	4,327,000	38,226,396
Inspur Electronic Information Industry Co. Ltd., Class A	503,090	2,568,413
Intco Medical Technology Co. Ltd., Class A	219,650	2,252,564
iQIYI Inc., ADR(a)(c)	1,039,153	6,484,315
JA Solar Technology Co. Ltd., Class A	378,600	5,176,628
Jafron Biomedical Co. Ltd., Class A	212,956	1,716,093
JCET Group Co. Ltd., Class A	509,700	2,650,935
JD Health International Inc.(a)(b)	1,295,950	11,199,814
JD.com Inc., ADR(a)	3,239,102	272,440,869
Jiangsu Eastern Shenghong Co. Ltd., Class A	825,600	3,064,545
Jiangsu Expressway Co. Ltd., Class H	5,040,000	4,901,165
Jiangsu Hengli Hydraulic Co. Ltd., Class A	331,988	4,112,982
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,453,741	11,482,944
Jiangsu King's Luck Brewery JSC Ltd., Class A	335,886	2,972,136
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	347,950	9,491,417
Jiangxi Copper Co. Ltd., Class A	719,900	2,579,036
Jiangxi Copper Co. Ltd., Class H	4,251,000	6,831,317
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,058,624	1,602,699
Jinke Properties Group Co. Ltd., Class A	1,688,282	1,089,881
Jinxin Fertility Group Ltd.(a)(b)(c)	4,839,500	6,724,910
JiuGui Liquor Co. Ltd., Class A	84,300	2,969,060
Jiumaojiu International Holdings Ltd.(b)	2,772,000	5,725,543

Security	Shares	Value

China (continued)
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	278,625	$1,433,956
JOYY Inc., ADR	205,091	10,500,659
Juewei Food Co. Ltd., Class A	191,514	1,951,695
KE Holdings Inc., ADR(a)	1,322,864	26,470,509
Kingboard Holdings Ltd.	2,604,000	13,071,787
Kingboard Laminates Holdings Ltd.	3,812,500	6,684,816
Kingdee International Software Group Co. Ltd.(a)	9,664,000	29,005,057
Kingfa Sci & Tech Co. Ltd., Class A	763,700	1,631,267
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	206,204	3,563,205
Kingsoft Corp. Ltd.	3,554,800	15,382,445
Kuaishou Technology(a)(b)	1,760,800	19,115,371
Kunlun Energy Co. Ltd.	14,762,000	13,883,464
Kweichow Moutai Co. Ltd., Class A	279,387	84,735,610
KWG Group Holdings Ltd.	4,765,500	3,533,853
LB Group Co. Ltd., Class A	619,500	2,717,025
Lee & Man Paper Manufacturing Ltd.	5,365,000	3,682,261
Lenovo Group Ltd.	27,108,000	27,758,835
Lens Technology Co. Ltd., Class A	1,257,900	4,135,329
Lepu Medical Technology Beijing Co. Ltd., Class A	530,235	1,849,307
Li Auto Inc., ADR(a)(c)	2,038,208	72,234,092
Li Ning Co. Ltd.	8,339,000	94,319,000
Lingyi iTech Guangdong Co., Class A(a)	2,140,480	2,275,368
Logan Group Co. Ltd.	5,071,000	4,896,721
Longfor Group Holdings Ltd.(b)	6,733,000	31,959,975
LONGi Green Energy Technology Co. Ltd., Class A	1,230,737	17,045,468
Luxshare Precision Industry Co. Ltd., Class A	1,608,146	9,996,803
Luzhou Laojiao Co. Ltd., Class A	344,539	12,493,577
Mango Excellent Media Co. Ltd., Class A	461,700	3,160,858
Maxscend Microelectronics Co. Ltd., Class A	82,040	4,803,223
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	1,177,880	1,380,185
Meituan, Class B(a)(b)	15,098,800	458,917,319
Metallurgical Corp. of China Ltd., Class A	4,828,090	2,875,440
Microport Scientific Corp.(c)	2,393,600	9,948,198
Ming Yang Smart Energy Group Ltd., Class A	559,400	2,800,295
Ming Yuan Cloud Group Holdings Ltd.	2,130,000	6,071,503
Minth Group Ltd.	2,842,000	13,199,202
MMG Ltd.(a)	12,224,000	4,427,240
Muyuan Foods Co. Ltd., Class A	1,231,399	10,085,549
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	349,126	2,282,210
Nanjing Securities Co. Ltd., Class A	1,268,100	1,894,609
NARI Technology Co. Ltd., Class A	1,381,238	8,974,535
National Silicon Industry Group Co. Ltd., Class A(a)	562,800	2,620,183
NAURA Technology Group Co. Ltd., Class A	125,200	7,604,787
NavInfo Co. Ltd., Class A(a)	689,000	1,689,100
NetEase Inc., ADR	1,502,810	161,897,721
New China Life Insurance Co. Ltd., Class A	704,392	4,181,601
New China Life Insurance Co. Ltd., Class H	2,558,600	6,834,815
New Hope Liuhe Co. Ltd., Class A(a)	1,170,197	2,637,823
New Oriental Education & Technology Group Inc., ADR(a)	5,678,488	12,549,458
Nine Dragons Paper Holdings Ltd.	6,335,000	7,066,316
Ninestar Corp., Class A	419,638	2,897,300
Ningbo Joyson Electronic Corp., Class A	394,000	1,412,760
Ningbo Tuopu Group Co. Ltd., Class A	289,100	3,044,711
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,582,100	4,029,411
NIO Inc., ADR(a)(c)	5,030,497	196,843,348

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Noah Holdings Ltd., ADR(a)(c)	127,115	$4,630,799
Nongfu Spring Co. Ltd., Class H(b)(c)	6,528,600	37,465,971
OFILM Group Co. Ltd., Class A	1,048,165	1,442,232
Oppein Home Group Inc., Class A	165,300	3,138,615
Orient Securities Co. Ltd., Class A	1,550,086	3,420,354
Ovctek China Inc., Class A	226,600	2,044,025
People's Insurance Co. Group of China Ltd. (The), Class A	3,579,900	2,614,250
People's Insurance Co. Group of China Ltd. (The), Class H	24,764,000	7,235,718
Perfect World Co. Ltd., Class A	571,600	1,691,569
PetroChina Co. Ltd., Class A	4,993,600	3,683,863
PetroChina Co. Ltd., Class H	78,684,000	34,070,828
Pharmaron Beijing Co. Ltd., Class A	164,000	4,679,362
Pharmaron Beijing Co. Ltd., Class H(b)	491,100	10,132,052
PICC Property & Casualty Co. Ltd., Class H	25,563,192	21,855,047
Pinduoduo Inc., ADR(a)(c)	1,618,305	107,617,282
Ping An Bank Co. Ltd., Class A	4,412,167	12,075,892
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,711,400	6,443,521
Ping An Insurance Group Co. of China Ltd., Class A	2,616,284	19,799,975
Ping An Insurance Group Co. of China Ltd., Class H	23,145,000	160,446,735
Poly Developments and Holdings Group Co. Ltd., Class A	2,922,984	6,356,528
Postal Savings Bank of China Co. Ltd., Class A	6,682,400	5,316,191
Postal Savings Bank of China Co. Ltd., Class H(b)	29,144,000	19,743,277
Power Construction Corp. of China Ltd., Class A	3,688,000	3,805,884
Powerlong Real Estate Holdings Ltd.	5,478,000	3,299,797
RiseSun Real Estate Development Co. Ltd., Class A	2,254,900	1,465,387
RLX Technology Inc., ADR(a)	2,285,258	9,392,410
Rongsheng Petrochemical Co. Ltd., Class A	2,397,158	6,107,072
SAIC Motor Corp. Ltd., Class A	1,936,506	6,069,229
Sanan Optoelectronics Co. Ltd., Class A	1,072,000	5,915,906
Sangfor Technologies Inc., Class A	107,700	3,344,080
Sany Heavy Equipment International Holdings Co. Ltd.	4,487,000	4,658,313
Sany Heavy Industry Co. Ltd., Class A	1,996,952	6,882,177
Satellite Chemical Co. Ltd., Class A	502,200	3,115,825
SDIC Capital Co. Ltd., Class A	2,331,708	2,927,068
SDIC Power Holdings Co. Ltd., Class A	1,973,290	3,077,966
Seazen Group Ltd.	8,274,000	5,933,710
Seazen Holdings Co. Ltd., Class A	573,373	2,805,965
SF Holding Co. Ltd., Class A	1,098,135	10,559,687
SG Micro Corp., Class A	61,124	3,286,390
Shaanxi Coal Industry Co. Ltd., Class A	2,508,276	4,692,637
Shandong Gold Mining Co. Ltd., Class A	1,122,056	3,377,735
Shandong Gold Mining Co. Ltd., Class H(b)(c)	2,502,000	4,507,971
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	591,380	2,741,993
Shandong Linglong Tyre Co. Ltd., Class A	399,300	2,417,924
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,297,200	13,081,871
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	203,980	1,875,483
Shanghai Baosight Software Co. Ltd., Class A	352,439	3,669,764
Shanghai Baosight Software Co. Ltd., Class B	1,469,286	7,156,892
Shanghai Construction Group Co. Ltd., Class A	3,054,352	1,486,597
Shanghai Electric Group Co. Ltd., Class A	3,907,800	2,964,677

Security	Shares	Value

China (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	498,100	$4,371,836
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,779,000	9,192,119
Shanghai International Airport Co. Ltd., Class A(a)	270,198	1,830,389
Shanghai International Port Group Co. Ltd., Class A	3,055,299	2,299,567
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,807,306	4,355,419
Shanghai M&G Stationery Inc., Class A	274,437	2,415,543
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	960,600	2,777,565
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,815,900	5,134,287
Shanghai Pudong Development Bank Co. Ltd., Class A	7,176,722	9,581,998
Shanghai Putailai New Energy Technology Co. Ltd., Class A	177,700	5,111,648
Shanghai RAAS Blood Products Co. Ltd., Class A	2,590,500	2,667,892
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,171,800	2,485,159
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	278,100	13,639,768
Shengyi Technology Co. Ltd., Class A	689,100	2,550,220
Shennan Circuits Co. Ltd., Class A	134,340	2,218,159
Shenwan Hongyuan Group Co. Ltd., Class A	6,058,670	4,801,816
Shenzhen Goodix Technology Co. Ltd., Class A	122,700	2,119,985
Shenzhen Inovance Technology Co. Ltd., Class A	642,297	6,641,403
Shenzhen International Holdings Ltd.	4,568,500	4,982,878
Shenzhen Kangtai Biological Products Co. Ltd., Class A	169,786	3,071,351
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	274,832	15,542,066
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,327,800	2,156,872
Shenzhen Sunway Communication Co. Ltd., Class A	353,640	1,385,571
Shenzhen Transsion Holding Co. Ltd., Class A	167,103	4,390,637
Shenzhou International Group Holdings Ltd.	3,084,200	57,914,631
Shimao Group Holdings Ltd.	4,371,500	5,038,077
Shimao Services Holdings Ltd.(b)	2,233,000	2,759,179
Sichuan Chuantou Energy Co. Ltd., Class A	1,344,060	2,410,927
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	758,178	2,258,786
Sichuan Swellfun Co. Ltd., Class A	127,693	2,594,239
Silergy Corp.	295,000	49,860,496
Sinoma Science & Technology Co. Ltd., Class A	452,200	2,592,523
Sinopharm Group Co. Ltd., Class H	4,944,400	10,745,337
Sinotruk Hong Kong Ltd.	2,570,000	3,803,197
Skshu Paint Co. Ltd., Class A	104,040	1,943,864
Smoore International Holdings Ltd.(b)	6,640,000	39,583,099
Songcheng Performance Development Co. Ltd., Class A	868,913	1,797,868
Spring Airlines Co. Ltd., Class A(a)	304,632	2,634,854
StarPower Semiconductor Ltd., Class A	43,100	3,249,509
Sun Art Retail Group Ltd.	7,135,000	2,885,407
Sunac China Holdings Ltd.	9,342,000	16,753,339
Sunac Services Holdings Ltd.(a)(b)	2,863,000	4,526,207
Sungrow Power Supply Co. Ltd., Class A	338,700	8,588,223
Suning.com Co. Ltd., Class A(a)	3,094,438	1,871,293
Sunny Optical Technology Group Co. Ltd.	2,647,300	79,738,805
Sunwoda Electronic Co. Ltd., Class A	412,900	3,434,078

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	525,200	$1,970,482
Suzhou Maxwell Technologies Co. Ltd., Class A	27,400	3,034,163
TAL Education Group, ADR(a)(c)	1,550,619	8,032,206
TBEA Co. Ltd., Class A	923,700	3,321,054
TCL Technology Group Corp., Class A	3,780,855	3,641,490
Tencent Holdings Ltd.	21,262,100	1,239,985,615
Tencent Music Entertainment Group, ADR(a)(c)	2,449,038	17,608,583
Thunder Software Technology Co. Ltd., Class A	118,487	2,913,072
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	805,693	5,710,783
Tianma Microelectronics Co. Ltd., Class A	2,006,123	3,941,304
Tingyi Cayman Islands Holding Corp.	7,510,000	14,508,667
Tongcheng-Elong Holdings Ltd.(a)	3,852,400	7,933,533
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	967,500	1,678,662
Tongkun Group Co. Ltd., Class A	681,600	2,113,898
Tongwei Co. Ltd., Class A	1,065,484	7,507,199
Topchoice Medical Corp., Class A(a)	80,300	2,502,178
Topsports International Holdings Ltd.(b)	5,971,000	6,942,923
Transfar Zhilian Co. Ltd., Class A	1,296,998	1,853,912
TravelSky Technology Ltd., Class H	3,617,000	5,974,275
Trip.com Group Ltd., ADR(a)(c)	1,884,220	51,816,050
Tsingtao Brewery Co. Ltd., Class A	231,400	3,579,817
Tsingtao Brewery Co. Ltd., Class H	1,836,000	14,841,134
Unigroup Guoxin Microelectronics Co. Ltd., Class A	155,000	5,606,226
Uni-President China Holdings Ltd.	5,387,000	5,285,182
Unisplendour Corp. Ltd., Class A	737,854	2,991,594
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	833,500	4,162,323
Vinda International Holdings Ltd.(c)	1,525,000	4,126,379
Vipshop Holdings Ltd., ADR(a)	1,646,674	16,088,005
Vnet Group Inc., ADR(a)(c)	358,836	3,487,886
Walvax Biotechnology Co. Ltd., Class A	378,847	4,083,157
Wanhua Chemical Group Co. Ltd., Class A	734,691	11,007,449
Want Want China Holdings Ltd.(c)	18,767,000	15,841,425
Weibo Corp., ADR(a)(c)	233,187	9,283,174
Weichai Power Co. Ltd., Class A	1,773,444	4,307,071
Weichai Power Co. Ltd., Class H	6,933,800	12,297,443
Weimob Inc.(a)(b)(c)	7,184,000	8,630,347
Wens Foodstuffs Group Co. Ltd., Class A(a)	1,726,070	4,320,243
Western Securities Co. Ltd., Class A	2,371,780	2,909,631
Wharf Holdings Ltd. (The)	5,237,000	18,300,622
Will Semiconductor Co. Ltd. Shanghai, Class A	203,700	8,746,554
Wingtech Technology Co. Ltd., Class A	312,400	6,007,665
Winning Health Technology Group Co. Ltd., Class A	795,224	1,965,208
Wuhan Guide Infrared Co. Ltd., Class A	757,786	2,890,233
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	590,488	2,182,469
Wuliangye Yibin Co. Ltd., Class A	868,828	29,772,401
WUS Printed Circuit Kunshan Co. Ltd., Class A	728,103	1,738,709
WuXi AppTec Co. Ltd., Class A	696,729	15,768,314
WuXi AppTec Co. Ltd., Class H(b)	1,174,470	26,020,530
Wuxi Biologics Cayman Inc., New(a)(b)	13,339,500	179,946,964
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	235,080	2,925,283
Wuxi Shangji Automation Co. Ltd., Class A	73,100	2,547,276
XCMG Construction Machinery Co. Ltd., Class A	2,734,469	2,545,053
Xiaomi Corp., Class B(a)(b)	52,812,400	131,368,271

Security	Shares	Value

China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,442,793	$4,153,087
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,278,246	4,993,319
Xinyi Solar Holdings Ltd.(c)	18,120,000	33,320,628
XPeng Inc., ADR(a)(c)	1,435,659	78,961,245
Yadea Group Holdings Ltd.(b)	4,592,000	8,206,843
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	317,298	1,938,018
Yanzhou Coal Mining Co. Ltd., Class H(c)	6,912,800	10,823,379
Yealink Network Technology Corp. Ltd., Class A	271,780	3,311,732
Yifeng Pharmacy Chain Co. Ltd., Class A	250,756	1,777,869
Yihai International Holding Ltd.(c)	1,764,000	9,464,307
Yihai Kerry Arawana Holdings Co. Ltd., Class A	339,500	3,280,586
Yonghui Superstores Co. Ltd., Class A	3,051,400	1,858,827
Yonyou Network Technology Co. Ltd., Class A	811,351	4,147,106
Yum China Holdings Inc.	1,557,696	78,040,570
Yunda Holding Co. Ltd., Class A	773,804	2,409,818
Yunnan Baiyao Group Co. Ltd., Class A	318,501	4,422,300
Yunnan Energy New Material Co. Ltd., Class A	216,100	8,661,769
Yutong Bus Co. Ltd., Class A	1,214,567	2,106,152
Zai Lab Ltd., ADR(a)	282,851	19,587,432
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	140,550	9,886,252
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,998,778	2,308,315
Zhejiang Chint Electrics Co. Ltd., Class A	531,423	4,317,862
Zhejiang Dahua Technology Co. Ltd., Class A	940,584	3,619,709
Zhejiang Expressway Co. Ltd., Class H	5,978,000	5,634,560
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	462,204	1,565,818
Zhejiang Huayou Cobalt Co. Ltd., Class A	295,058	6,028,820
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	335,700	3,787,533
Zhejiang Longsheng Group Co. Ltd., Class A	1,242,200	2,440,850
Zhejiang NHU Co. Ltd., Class A	781,573	3,556,939
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,080,817	3,958,002
Zhejiang Supor Co. Ltd., Class A	178,682	1,731,128
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	156,847	1,381,140
Zheshang Securities Co. Ltd., Class A	1,056,100	2,061,364
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,854,400	6,319,984
Zhongji Innolight Co. Ltd., Class A	279,300	1,666,259
Zhongsheng Group Holdings Ltd.	2,221,000	18,191,818
Zhuzhou CRRC Times Electric Co. Ltd.	2,052,200	13,470,573
Zijin Mining Group Co. Ltd., Class A	5,429,500	8,718,499
Zijin Mining Group Co. Ltd., Class H	20,646,000	27,396,212
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,842,754	2,028,370
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	4,753,400	3,114,021
ZTE Corp., Class A	915,900	4,419,979
ZTE Corp., Class H	2,770,200	7,515,504
ZTO Express Cayman Inc., ADR	1,603,270	50,679,365
		9,635,580,965
Colombia — 0.1%
Bancolombia SA	912,364	7,392,546
Ecopetrol SA	18,724,817	12,186,364
Grupo de Inversiones Suramericana SA	708,292	4,458,960

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Colombia (continued)
Interconexion Electrica SA ESP	1,750,649	$9,772,083
		33,809,953
Cyprus — 0.0%
Ozon Holdings PLC, ADR(a)	197,078	8,032,066

Czech Republic — 0.1%
CEZ AS	599,178	19,547,273
Komercni Banka AS	279,789	10,685,405
Moneta Money Bank AS(a)(b)	1,479,272	6,302,326
		36,535,004
Egypt — 0.1%
Commercial International Bank Egypt SAE(a)	6,186,355	20,137,046
Eastern Co. SAE	4,060,868	2,885,241
Fawry for Banking & Payment Technology Services SAE(a)	1,916,406	1,572,522
		24,594,809
Greece — 0.2%
Alpha Services and Holdings SA(a)	8,229,060	9,606,941
Eurobank Ergasias Services and Holdings SA, Class A(a)	9,729,362	9,629,206
FF Group(a)(d)	246,892	2,800
Hellenic Telecommunications Organization SA	837,920	14,476,122
JUMBO SA	411,364	5,780,284
OPAP SA	743,709	10,318,116
Public Power Corp. SA(a)	792,300	8,404,358
		58,217,827
Hong Kong — 0.2%
China Youzan Ltd.(a)	52,104,000	4,642,641
Huabao International Holdings Ltd.	3,522,000	10,105,021
Hutchmed China Ltd., ADR(a)(c)	323,753	10,962,277
Sino Biopharmaceutical Ltd.	38,602,750	28,220,274
Yuexiu Property Co. Ltd.	5,267,000	4,916,429
		58,846,642
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,493,379	11,223,039
OTP Bank Nyrt(a)	831,063	45,888,154
Richter Gedeon Nyrt	526,685	14,017,015
		71,128,208
India — 12.1%
ACC Ltd.	289,436	8,788,468
Adani Enterprises Ltd.	1,034,462	22,852,903
Adani Green Energy Ltd.(a)	1,467,857	25,262,340
Adani Ports & Special Economic Zone Ltd.	1,878,277	17,094,283
Adani Total Gas Ltd.	1,024,540	21,810,456
Adani Transmission Ltd.(a)	1,015,547	24,196,301
Ambuja Cements Ltd.	2,592,432	12,916,205
Apollo Hospitals Enterprise Ltd.	374,564	28,316,124
Asian Paints Ltd.	1,414,987	59,212,029
Aurobindo Pharma Ltd.	1,062,180	9,325,488
Avenue Supermarts Ltd.(a)(b)	603,436	37,788,926
Axis Bank Ltd.(a)	8,357,383	72,781,621
Bajaj Auto Ltd.	250,438	10,810,871
Bajaj Finance Ltd.	1,004,374	93,555,185
Bajaj Finserv Ltd.	143,124	32,840,367
Balkrishna Industries Ltd.	332,909	9,630,782
Bandhan Bank Ltd.(b)	2,345,966	8,487,129
Berger Paints India Ltd.	900,438	9,006,445
Bharat Electronics Ltd.	4,512,122	12,235,700
Bharat Forge Ltd.	884,819	8,169,036

Security	Shares	Value

India (continued)
Bharat Petroleum Corp. Ltd.	3,127,644	$15,384,619
Bharti Airtel Ltd.(a)	9,126,760	88,447,554
Biocon Ltd.(a)	1,487,217	7,137,770
Britannia Industries Ltd.	396,765	18,733,374
Cholamandalam Investment and Finance Co. Ltd.	1,548,198	11,330,541
Cipla Ltd.	1,772,899	22,903,528
Coal India Ltd.	5,567,329	11,250,856
Colgate-Palmolive India Ltd.	429,678	8,197,100
Container Corp. of India Ltd.	910,726	7,509,935
Dabur India Ltd.	2,232,017	17,669,282
Divi's Laboratories Ltd.	493,886	32,088,166
DLF Ltd.	2,329,229	11,601,759
Dr. Reddy's Laboratories Ltd.	425,422	26,518,867
Eicher Motors Ltd.	496,387	15,626,597
GAIL India Ltd.	5,749,452	9,928,774
Godrej Consumer Products Ltd.(a)	1,341,577	16,451,087
Godrej Properties Ltd.(a)	462,966	12,300,379
Grasim Industries Ltd.	1,012,319	22,417,446
Havells India Ltd.	929,636	16,782,037
HCL Technologies Ltd.	3,983,415	60,334,235
HDFC Asset Management Co. Ltd.(b)	189,516	6,331,807
HDFC Life Insurance Co. Ltd.(b)	3,284,476	29,762,442
Hero MotoCorp Ltd.	429,104	13,998,060
Hindalco Industries Ltd.	5,956,928	32,685,258
Hindustan Petroleum Corp. Ltd.	2,316,362	9,101,385
Hindustan Unilever Ltd.	3,030,437	93,508,108
Housing Development Finance Corp. Ltd.	6,336,848	225,546,874
ICICI Bank Ltd.	18,948,368	179,108,708
ICICI Lombard General Insurance Co. Ltd.(b)	817,749	15,627,386
ICICI Prudential Life Insurance Co. Ltd.(b)	1,329,229	10,483,297
Indian Oil Corp. Ltd.	6,636,599	10,470,768
Indian Railway Catering & Tourism Corp.	899,740	9,519,687
Indraprastha Gas Ltd.	1,063,341	6,857,640
Indus Towers Ltd.	2,485,857	9,406,421
Info Edge India Ltd.	288,169	22,263,286
Infosys Ltd.	12,563,845	285,777,129
InterGlobe Aviation Ltd.(a)(b)	350,263	8,876,836
ITC Ltd.	10,774,518	31,658,720
JSW Steel Ltd.	3,156,904	25,459,852
Jubilant Foodworks Ltd.	295,688	14,396,874
Kotak Mahindra Bank Ltd.	2,038,050	53,229,601
Larsen & Toubro Infotech Ltd.(b)	195,457	17,678,486
Larsen & Toubro Ltd.	2,534,435	59,582,923
Lupin Ltd.	816,139	9,601,270
Mahindra & Mahindra Ltd.	3,228,623	35,882,964
Marico Ltd.	1,864,384	13,361,856
Maruti Suzuki India Ltd.	498,810	46,956,454
Mindtree Ltd.	243,320	14,014,474
Motherson Sumi Systems Ltd.	4,667,768	13,028,608
Mphasis Ltd.	307,515	11,846,606
MRF Ltd.	7,266	7,209,203
Muthoot Finance Ltd.	453,406	8,601,229
Nestle India Ltd.	124,266	31,652,710
NTPC Ltd.	17,769,100	30,028,724
Oil & Natural Gas Corp. Ltd.	9,273,860	17,397,742
Page Industries Ltd.	20,985	10,724,768
Petronet LNG Ltd.	2,708,581	7,923,096
PI Industries Ltd.	319,145	12,167,858
Pidilite Industries Ltd.	573,072	16,824,445
Piramal Enterprises Ltd.	399,246	12,825,668

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Power Grid Corp. of India Ltd.	11,530,433	$31,699,268
Reliance Industries Ltd.	10,524,463	336,510,024
SBI Cards & Payment Services Ltd.(a)	858,581	10,829,966
SBI Life Insurance Co. Ltd.(b)	1,667,595	25,770,724
Shree Cement Ltd.	39,533	13,740,980
Shriram Transport Finance Co. Ltd.	748,226	14,018,989
Siemens Ltd.	277,704	7,946,634
SRF Ltd.	548,487	14,639,335
State Bank of India	6,588,024	40,302,519
Sun Pharmaceutical Industries Ltd.	3,094,628	31,025,549
Tata Consultancy Services Ltd.	3,398,927	159,740,148
Tata Consumer Products Ltd.	2,256,222	23,397,457
Tata Motors Ltd.(a)	6,142,926	37,513,688
Tata Power Co. Ltd. (The)	5,355,871	15,450,622
Tata Steel Ltd.	2,693,258	38,215,255
Tech Mahindra Ltd.	2,323,650	47,591,712
Titan Co. Ltd.	1,317,474	41,622,379
Torrent Pharmaceuticals Ltd.	191,885	7,758,809
Trent Ltd.	690,676	9,327,375
UltraTech Cement Ltd.	374,569	36,990,635
United Spirits Ltd.(a)	1,095,253	12,869,106
UPL Ltd.	1,845,423	16,764,452
Vedanta Ltd.	4,224,350	18,918,985
Wipro Ltd.	5,036,375	42,449,161
Yes Bank Ltd.(a)	41,152,332	6,764,454
Zomato Ltd.(a)	5,698,985	11,568,213
		3,482,500,227
Indonesia — 1.5%
Adaro Energy Tbk PT	55,647,100	6,630,380
Aneka Tambang Tbk.	32,994,300	5,296,256
Astra International Tbk PT	74,515,200	30,046,484
Bank Central Asia Tbk PT	203,865,900	103,589,963
Bank Mandiri Persero Tbk PT	68,495,400	33,438,046
Bank Negara Indonesia Persero Tbk PT	27,599,776	13,063,785
Bank Rakyat Indonesia Persero Tbk PT	250,976,908	71,512,607
Barito Pacific Tbk PT	107,081,700	6,878,549
Charoen Pokphand Indonesia Tbk PT	27,541,145	11,650,975
Gudang Garam Tbk PT	1,656,100	3,632,120
Indah Kiat Pulp & Paper Tbk PT	10,381,300	5,461,027
Indocement Tunggal Prakarsa Tbk PT	5,544,000	4,087,118
Indofood CBP Sukses Makmur Tbk PT	8,327,500	4,906,334
Indofood Sukses Makmur Tbk PT	15,849,700	6,962,200
Kalbe Farma Tbk PT	78,373,815	8,752,880
Merdeka Copper Gold Tbk PT(a)	45,151,600	11,519,622
Sarana Menara Nusantara Tbk PT	88,229,600	7,137,304
Semen Indonesia Persero Tbk PT	11,122,300	6,197,096
Telkom Indonesia Persero Tbk PT	182,660,200	50,857,263
Tower Bersama Infrastructure Tbk PT	30,693,900	6,479,416
Unilever Indonesia Tbk PT	27,438,300	8,596,918
United Tractors Tbk PT	6,204,353	9,228,965
		415,925,308
Kuwait — 0.6%
Agility Public Warehousing Co. KSC.	4,524,397	13,845,044
Boubyan Bank KSCP(a)	4,598,687	11,537,277
Kuwait Finance House KSCP	17,158,851	44,900,657
Mabanee Co. KPSC	2,280,145	5,879,382
Mobile Telecommunications Co. KSCP	7,419,644	13,964,702
National Bank of Kuwait SAKP	25,105,422	81,868,159
		171,995,221

Security	Shares	Value

Malaysia — 1.4%
AMMB Holdings Bhd(a)	6,707,975	$5,033,171
Axiata Group Bhd	10,322,500	9,559,005
CIMB Group Holdings Bhd	23,959,800	29,439,400
Dialog Group Bhd	14,645,612	8,890,935
DiGi.Com Bhd.	11,776,500	11,660,455
Fraser & Neave Holdings Bhd(c)	570,300	3,482,128
Genting Bhd	7,742,400	8,088,937
Genting Malaysia Bhd	11,326,500	7,444,615
HAP Seng Consolidated Bhd.	2,390,500	4,313,855
Hartalega Holdings Bhd.	6,164,100	9,498,993
Hong Leong Bank Bhd.	2,368,200	10,166,700
Hong Leong Financial Group Bhd	947,900	3,868,752
IHH Healthcare Bhd	6,414,000	10,021,161
Inari Amertron Bhd	10,617,000	10,562,799
IOI Corp. Bhd	8,887,820	7,758,469
Kossan Rubber Industries Bhd	155,100	79,180
Kuala Lumpur Kepong Bhd	1,703,200	8,508,923
Malayan Banking Bhd	16,379,400	31,028,491
Malaysia Airports Holdings Bhd(a)	4,085,000	5,557,889
Maxis Bhd	8,637,900	9,575,949
MISC Bhd.	4,607,000	7,262,291
Nestle Malaysia Bhd.	277,400	8,794,209
Petronas Chemicals Group Bhd	9,024,700	18,214,401
Petronas Dagangan Bhd.	1,160,600	5,484,018
Petronas Gas Bhd	2,894,500	11,560,131
PPB Group Bhd	2,523,760	10,678,714
Press Metal Aluminium Holdings Bhd	12,533,500	15,921,697
Public Bank Bhd.	53,347,950	49,908,803
QL Resources Bhd	4,329,000	4,676,944
RHB Bank Bhd	6,398,225	8,017,428
Sime Darby Bhd.	9,610,373	4,997,440
Sime Darby Plantation Bhd	6,638,273	5,807,556
Supermax Corp. Bhd	232,402	103,743
Telekom Malaysia Bhd	4,410,800	5,825,572
Tenaga Nasional Bhd	8,027,150	17,595,498
Top Glove Corp. Bhd(c)	19,387,600	13,488,227
Westports Holdings Bhd	3,712,900	3,570,520
		386,446,999
Mexico — 1.8%
Alfa SAB de CV, Class A	10,582,800	7,566,017
America Movil SAB de CV, Series L, NVS	126,646,200	111,097,821
Arca Continental SAB de CV	1,597,636	9,743,400
Becle SAB de CV	1,949,200	4,464,275
Cemex SAB de CV, NVS(a)	56,420,573	34,995,622
Coca-Cola Femsa SAB de CV	1,933,293	9,494,932
Fibra Uno Administracion SA de CV	11,672,700	10,724,132
Fomento Economico Mexicano SAB de CV	7,188,100	51,105,321
Gruma SAB de CV, Class B	785,125	9,516,700
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,362,600	15,739,881
Grupo Aeroportuario del Sureste SAB de CV, Class B	763,110	13,980,296
Grupo Bimbo SAB de CV, Series A	5,861,000	15,366,931
Grupo Carso SAB de CV, Series A1	1,828,541	5,318,694
Grupo Financiero Banorte SAB de CV, Class O	9,582,256	57,258,923
Grupo Financiero Inbursa SAB de CV, Class O(a)	8,621,600	8,319,035
Grupo Mexico SAB de CV, Series B	11,640,888	48,707,962
Grupo Televisa SAB, CPO	8,869,000	16,383,402
Industrias Penoles SAB de CV	535,053	6,559,873
Kimberly-Clark de Mexico SAB de CV, Class A	5,731,200	8,999,394

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Megacable Holdings SAB de CV, CPO	1,019,860	$2,827,118
Orbia Advance Corp. SAB de CV	3,991,634	9,296,593
Promotora y Operadora de Infraestructura SAB de CV	710,560	4,886,187
Telesites SAB de CV	5,105,100	4,518,820
Wal-Mart de Mexico SAB de CV	19,264,100	60,534,689
		527,406,018
Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR(a)	815,243	5,959,426
Credicorp Ltd.	247,612	29,218,216
Southern Copper Corp.	317,585	18,578,723
		53,756,365
Philippines — 0.7%
Aboitiz Equity Ventures Inc.	7,566,370	7,373,400
AC Energy Corp.	29,052,600	6,504,184
Ayala Corp.	1,028,966	17,026,583
Ayala Land Inc.	29,400,800	20,089,404
Bank of the Philippine Islands	6,049,484	10,941,828
BDO Unibank Inc.	7,221,831	17,745,862
Globe Telecom Inc.	102,715	6,690,694
GT Capital Holdings Inc.	369,122	4,164,596
International Container Terminal Services Inc.	3,830,690	15,046,017
JG Summit Holdings Inc.	11,154,433	12,519,265
Jollibee Foods Corp.	1,672,969	7,802,872
Manila Electric Co.	817,500	4,665,544
Metro Pacific Investments Corp.	48,354,500	3,883,662
Metropolitan Bank & Trust Co.	6,528,495	6,459,465
Monde Nissin Corp.(a)(b)	16,185,600	5,397,653
PLDT Inc.	285,583	9,522,267
SM Investments Corp.	891,152	17,333,114
SM Prime Holdings Inc.	36,630,025	27,155,936
Universal Robina Corp.	3,451,450	9,110,705
		209,433,051
Poland — 0.7%
Allegro.eu SA(a)(b)(c)	1,294,961	12,411,409
Bank Polska Kasa Opieki SA	684,475	19,765,678
CD Projekt SA(c)	253,352	11,273,522
Cyfrowy Polsat SA	940,575	8,033,544
Dino Polska SA(a)(b)	184,223	15,259,219
KGHM Polska Miedz SA	521,487	17,902,921
LPP SA	4,197	13,672,541
mBank SA(a)	55,111	6,507,800
Orange Polska SA(a)	2,481,791	5,157,306
PGE Polska Grupa Energetyczna SA(a)	3,120,688	6,295,056
Polski Koncern Naftowy ORLEN SA	1,094,609	19,112,835
Polskie Gornictwo Naftowe i Gazownictwo SA	6,379,877	8,603,562
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,238,670	34,227,951
Powszechny Zaklad Ubezpieczen SA	2,190,538	19,101,990
Santander Bank Polska SA	135,216	12,009,125
		209,334,459
Qatar — 0.7%
Barwa Real Estate Co.	7,006,349	5,906,460
Commercial Bank PSQC (The)	7,712,178	13,777,005
Industries Qatar QSC	5,643,775	22,349,755
Masraf Al Rayan QSC	13,259,722	17,539,315
Mesaieed Petrochemical Holding Co.	17,356,714	9,805,866
Ooredoo QPSC	2,866,947	5,316,980
Qatar Electricity & Water Co. QSC	1,813,935	8,162,856

Security	Shares	Value

Qatar (continued)
Qatar Fuel QSC	1,862,260	$9,243,750
Qatar Gas Transport Co. Ltd.	9,403,955	8,453,616
Qatar International Islamic Bank QSC	2,575,069	6,538,453
Qatar Islamic Bank SAQ	4,186,058	19,636,775
Qatar National Bank QPSC	16,441,043	86,944,805
		213,675,636
Russia — 3.6%
Alrosa PJSC	9,805,890	17,046,636
Gazprom PJSC	43,789,205	196,493,401
Inter RAO UES PJSC	121,651,300	7,021,709
LUKOIL PJSC	1,536,137	135,341,121
Magnit PJSC, GDR(e)	1,230,782	18,974,241
Mail.Ru Group Ltd., GDR(a)(e)	404,870	6,845,346
MMC Norilsk Nickel PJSC	234,118	67,851,435
Mobile TeleSystems PJSC, ADR	1,598,503	12,804,009
Moscow Exchange MICEX-RTS PJSC	5,303,180	10,840,404
Novatek PJSC, GDR(e)	337,123	73,543,450
Novolipetsk Steel PJSC	5,644,520	16,438,773
PhosAgro PJSC, GDR(e)	526,116	11,606,119
Polymetal International PLC	1,313,705	24,585,744
Polyus PJSC	128,055	24,961,144
Rosneft Oil Co. PJSC	4,294,200	32,670,151
Sberbank of Russia PJSC	39,729,921	169,526,771
Severstal PAO	807,370	17,119,799
Surgutneftegas PJSC	26,192,370	12,983,310
Tatneft PJSC	5,184,190	33,161,953
TCS Group Holding PLC, GDR(e)	445,646	43,496,924
United Co. RUSAL International PJSC(a)	11,428,270	10,674,293
VTB Bank PJSC.	11,783,971,998	7,569,276
X5 Retail Group NV, GDR(e)	429,124	12,050,205
Yandex NV, Class A(a)	1,130,072	81,733,299
		1,045,339,513
Saudi Arabia — 3.2%
Abdullah Al Othaim Markets Co.	151,479	4,312,071
Advanced Petrochemical Co.	405,908	7,398,002
Al Rajhi Bank	4,540,888	159,548,807
Alinma Bank	3,682,864	22,362,630
Almarai Co. JSC	883,796	11,272,427
Arab National Bank	2,207,111	12,872,265
Bank AlBilad(a)	1,415,570	16,137,212
Bank Al-Jazira	1,573,023	7,599,704
Banque Saudi Fransi	2,193,920	23,508,792
Bupa Arabia for Cooperative Insurance Co.	230,623	8,298,887
Co for Cooperative Insurance (The)	222,042	4,573,439
Dar Al Arkan Real Estate Development Co.(a)	2,021,927	4,923,557
Dr Sulaiman Al Habib Medical Services Group Co.	204,013	8,919,971
Emaar Economic City(a)	1,549,045	4,574,960
Etihad Etisalat Co.	1,357,607	11,362,848
Jarir Marketing Co.	216,424	10,669,952
Mobile Telecommunications Co.(a)	1,542,875	5,042,021
Mouwasat Medical Services Co.	185,150	8,397,295
National Industrialization Co.(a)	1,351,894	7,196,510
National Petrochemical Co.	471,399	5,026,112
Rabigh Refining & Petrochemical Co.(a)	870,740	5,084,365
Riyad Bank	4,993,035	37,265,428
SABIC Agri-Nutrients Co.	796,002	36,595,875
Sahara International Petrochemical Co.	1,380,119	14,144,785
Saudi Arabian Mining Co.(a)	1,622,378	30,920,148
Saudi Arabian Oil Co.(b)	7,821,395	72,182,809

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Basic Industries Corp.	3,310,059	$95,128,414
Saudi British Bank (The)	3,035,443	24,181,362
Saudi Cement Co.	290,261	4,296,102
Saudi Electricity Co.	3,037,155	19,071,382
Saudi Industrial Investment Group	853,097	6,878,714
Saudi Kayan Petrochemical Co.(a)	2,855,495	12,628,524
Saudi National Bank (The)	8,076,530	130,030,497
Saudi Telecom Co.	2,182,673	64,579,567
Savola Group (The)	940,094	7,783,611
Yanbu National Petrochemical Co.	930,933	15,806,704
		920,575,749
South Africa — 3.1%
Absa Group Ltd.	2,652,657	22,272,824
African Rainbow Minerals Ltd.	438,123	5,674,802
Anglo American Platinum Ltd.	198,348	21,039,313
AngloGold Ashanti Ltd.	1,553,314	33,204,093
Aspen Pharmacare Holdings Ltd.	1,447,488	21,651,777
Bid Corp. Ltd.	1,256,617	24,095,759
Bidvest Group Ltd. (The)	1,030,602	11,715,363
Capitec Bank Holdings Ltd.	299,089	34,280,996
Clicks Group Ltd.	921,472	16,424,855
Discovery Ltd.(a)	1,591,321	13,334,880
Exxaro Resources Ltd.	967,799	9,237,445
FirstRand Ltd.	18,428,044	64,444,827
Gold Fields Ltd.	3,318,080	38,191,067
Growthpoint Properties Ltd.	12,174,727	10,218,963
Harmony Gold Mining Co. Ltd.	2,095,130	8,971,174
Impala Platinum Holdings Ltd.	3,024,736	37,882,934
Kumba Iron Ore Ltd.	243,113	6,882,752
Mr.Price Group Ltd.	955,292	11,952,412
MTN Group Ltd.(a)	6,291,795	63,466,522
MultiChoice Group.	1,361,002	10,526,052
Naspers Ltd., Class N	798,957	123,484,945
Nedbank Group Ltd.	1,673,091	17,375,742
NEPI Rockcastle PLC	1,592,097	9,874,905
Northam Platinum Holdings Ltd.(a)	1,336,457	18,669,224
Old Mutual Ltd.	17,295,318	13,212,079
Pepkor Holdings Ltd.(a)(b)	4,846,571	6,682,509
Rand Merchant Investment Holdings Ltd.	3,058,418	8,047,456
Reinet Investments SCA	520,300	8,618,235
Remgro Ltd.	1,931,396	15,242,303
Sanlam Ltd.	6,941,402	24,178,162
Sasol Ltd.(a)	2,100,893	34,533,118
Shoprite Holdings Ltd.	1,867,211	23,146,138
Sibanye Stillwater Ltd.	10,199,966	31,806,380
SPAR Group Ltd. (The)	704,237	7,199,556
Standard Bank Group Ltd.	4,720,509	38,342,826
Tiger Brands Ltd.	629,097	7,089,158
Vodacom Group Ltd.	2,309,346	19,385,148
Woolworths Holdings Ltd.	3,709,870	11,990,972
		884,347,666
South Korea — 11.5%
Alteogen Inc.(a)(c)	104,388	6,024,795
Amorepacific Corp.	119,367	15,770,281
AMOREPACIFIC Group	113,431	3,937,407
BGF retail Co. Ltd.	31,790	3,883,894
Celltrion Healthcare Co. Ltd.(a)(c)	315,258	21,461,032
Celltrion Inc.(a)(c)	355,957	61,960,669
Celltrion Pharm Inc.(a)(c)	61,845	6,228,397

Security	Shares	Value

South Korea (continued)
Cheil Worldwide Inc.	265,159	$4,841,001
CJ CheilJedang Corp.	30,455	9,076,864
CJ Corp.	54,044	3,637,846
CJ ENM Co. Ltd.	40,309	4,597,902
CJ Logistics Corp.(a)	30,556	3,187,887
Coway Co. Ltd.	207,664	11,848,504
DB Insurance Co. Ltd.	175,804	7,967,738
Doosan Bobcat Inc.(a)	197,787	6,020,943
Doosan Heavy Industries & Construction Co. Ltd.(a)(c)	1,146,697	18,361,828
Douzone Bizon Co. Ltd.	73,802	4,682,849
Ecopro BM Co. Ltd.	41,134	18,804,839
E-MART Inc.	70,609	8,476,785
F&F Co. Ltd./New(a)	12,906	9,017,577
Green Cross Corp.	21,869	3,999,871
GS Engineering & Construction Corp.	237,637	7,335,315
GS Holdings Corp.	182,697	5,754,771
Hana Financial Group Inc.	1,101,137	36,598,777
Hankook Tire & Technology Co. Ltd.	278,623	9,033,801
Hanmi Pharm Co. Ltd.	25,350	5,375,603
Hanon Systems	705,701	7,683,239
Hanwha Solutions Corp.(a)	455,419	12,691,774
HLB Inc.(a)(c)	338,619	10,274,196
HMM Co. Ltd.(a)(c)	977,535	19,421,476
Hotel Shilla Co. Ltd.(c)	120,240	7,158,276
HYBE Co. Ltd.(a)	58,511	17,916,586
Hyundai Engineering & Construction Co. Ltd.	284,732	10,578,734
Hyundai Glovis Co. Ltd.	67,818	8,299,689
Hyundai Heavy Industries Holdings Co. Ltd.	182,365	8,122,924
Hyundai Mobis Co. Ltd.	243,620	45,214,824
Hyundai Motor Co.	516,624	84,873,068
Hyundai Steel Co.	325,277	10,124,386
Iljin Materials Co. Ltd.	86,424	9,348,837
Industrial Bank of Korea	949,272	8,222,090
Kakao Corp.	1,150,701	117,728,133
Kakao Games Corp.(a)	111,200	9,230,003
KakaoBank Corp.(a)(c)	316,853	17,497,733
Kangwon Land Inc.(a)(c)	367,263	6,809,337
KB Financial Group Inc.	1,449,713	64,429,445
Kia Corp.	973,446	63,711,382
Korea Aerospace Industries Ltd.	276,415	6,329,817
Korea Electric Power Corp.	925,593	16,158,227
Korea Investment Holdings Co. Ltd.	151,305	9,564,359
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	146,494	10,777,614
Korea Zinc Co. Ltd.	32,694	13,617,107
Korean Air Lines Co. Ltd.(a)	642,320	14,274,859
Krafton Inc.(a)	54,602	23,120,470
KT&G Corp.	421,289	29,038,650
Kumho Petrochemical Co. Ltd.(c)	68,337	8,867,999
L&F Co. Ltd.	84,294	15,916,444
LG Chem Ltd.	169,794	99,463,922
LG Corp.	320,748	21,226,062
LG Display Co. Ltd.(a)(c)	856,352	14,322,771
LG Electronics Inc.	394,289	38,377,134
LG Household & Health Care Ltd.	34,495	30,591,606
LG Innotek Co. Ltd.	52,913	13,505,495
LG Uplus Corp.	776,106	8,832,373
Lotte Chemical Corp.	60,665	10,277,985
Lotte Shopping Co. Ltd.	40,842	2,872,274

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Meritz Securities Co. Ltd.	1,146,653	$4,813,505
Mirae Asset Securities Co. Ltd.	1,027,906	7,406,928
NAVER Corp.	454,688	145,160,034
NCSoft Corp.	60,698	34,653,517
Netmarble Corp.(b)	78,292	7,689,448
NH Investment & Securities Co. Ltd.	515,742	5,355,171
Orion Corp./Republic of Korea	90,235	7,367,997
Pan Ocean Co. Ltd.(c)	1,026,359	4,474,260
Pearl Abyss Corp.(a)(c)	111,345	12,357,883
POSCO	273,580	60,065,937
POSCO Chemical Co. Ltd.(c)	116,612	15,480,568
S-1 Corp.	66,847	4,152,008
Samsung Biologics Co. Ltd.(a)(b)(c)	61,290	45,947,210
Samsung C&T Corp.	303,380	26,910,378
Samsung Electro-Mechanics Co. Ltd.	207,036	28,992,590
Samsung Electronics Co. Ltd.	17,622,716	1,057,824,833
Samsung Engineering Co. Ltd.(a)	596,094	10,408,421
Samsung Fire & Marine Insurance Co. Ltd.	113,798	19,361,357
Samsung Heavy Industries Co. Ltd.(a)(c)	2,347,007	10,051,960
Samsung Life Insurance Co. Ltd.	250,205	12,542,376
Samsung SDI Co. Ltd.	203,910	117,819,575
Samsung SDS Co. Ltd.	121,150	14,558,433
Samsung Securities Co. Ltd.	232,470	8,659,248
SD Biosensor Inc.(a)	130,551	6,418,199
Seegene Inc.(c)	134,974	8,521,038
Shin Poong Pharmaceutical Co. Ltd.	120,148	3,301,333
Shinhan Financial Group Co. Ltd.	1,593,997	46,355,541
SK Biopharmaceuticals Co. Ltd.(a)(c)	99,654	8,001,670
SK Bioscience Co. Ltd.(a)(c)	84,865	20,039,256
SK Chemicals Co. Ltd.(c)	43,171	5,053,820
SK Hynix Inc.	2,010,941	192,248,126
SK IE Technology Co. Ltd.(a)(b)	67,174	8,797,298
SK Inc.	155,712	33,909,821
SK Innovation Co. Ltd.(a)	188,566	30,849,223
SK Square Co. Ltd.(a)	61,969	3,547,346
SK Telecom Co. Ltd.	95,860	4,389,337
SKC Co. Ltd.	79,820	13,219,624
S-Oil Corp.	169,718	11,369,138
Woori Financial Group Inc.	1,868,340	19,775,085
Yuhan Corp.(c)	187,208	9,114,181
		3,311,322,149
Taiwan — 15.2%
Accton Technology Corp.(c)	1,879,000	19,516,873
Acer Inc.(c)	10,647,121	10,582,008
Advantech Co. Ltd.(c)	1,449,455	19,900,266
Airtac International Group(c)	513,526	15,716,226
ASE Technology Holding Co. Ltd.(c)	12,112,110	44,151,663
Asia Cement Corp.	7,948,077	11,976,240
ASMedia Technology Inc.(c)	103,000	7,171,798
Asustek Computer Inc.(c)	2,600,968	32,883,849
AU Optronics Corp.(c)	30,311,000	21,835,465
Catcher Technology Co. Ltd.(c)	2,419,210	13,435,496
Cathay Financial Holding Co. Ltd.	28,996,710	62,296,065
Chailease Holding Co. Ltd.(c)	4,844,889	42,862,759
Chang Hwa Commercial Bank Ltd.	16,050,369	9,451,154
Cheng Shin Rubber Industry Co. Ltd.(c)	6,679,128	8,030,565
China Development Financial Holding Corp.(c)	50,588,848	29,700,975
China Life Insurance Co. Ltd.	7,763,426	8,544,427
China Steel Corp.(c)	43,961,313	51,288,503
Chunghwa Telecom Co. Ltd.	13,762,410	55,366,968

Security	Shares	Value

Taiwan (continued)
Compal Electronics Inc.(c)	14,815,908	$12,302,355
CTBC Financial Holding Co. Ltd.	67,557,772	59,141,650
Delta Electronics Inc.(c)	7,191,000	66,106,271
E.Sun Financial Holding Co. Ltd.(c)	43,915,640	42,443,797
Eclat Textile Co. Ltd.	723,427	15,060,393
eMemory Technology Inc.	242,000	18,712,798
Evergreen Marine Corp. Taiwan Ltd.	9,414,810	41,699,941
Far Eastern New Century Corp.(c)	9,908,038	9,908,594
Far EasTone Telecommunications Co. Ltd.	5,660,000	12,516,380
Feng TAY Enterprise Co. Ltd.	1,605,137	11,708,459
First Financial Holding Co. Ltd.	37,810,901	31,402,708
Formosa Chemicals & Fibre Corp.	13,017,090	36,376,506
Formosa Petrochemical Corp.(c)	4,287,000	14,615,102
Formosa Plastics Corp.	14,189,280	52,042,293
Foxconn Technology Co. Ltd.(c)	3,485,637	8,142,924
Fubon Financial Holding Co. Ltd.(c)	27,914,974	73,167,777
Giant Manufacturing Co. Ltd.	1,134,203	12,666,690
Globalwafers Co. Ltd.(c)	812,000	23,781,166
Hiwin Technologies Corp.(c)	1,014,527	10,377,243
Hon Hai Precision Industry Co. Ltd.(c)	45,897,873	170,070,326
Hotai Motor Co. Ltd.(c)	1,128,000	24,561,860
Hua Nan Financial Holdings Co. Ltd.	32,689,114	23,709,302
Innolux Corp.(c)	34,978,002	21,825,487
Inventec Corp.(c)	9,934,281	9,174,822
Largan Precision Co. Ltd.(c)	364,000	25,940,943
Lite-On Technology Corp.	7,955,246	17,199,461
MediaTek Inc.(c)	5,571,338	201,964,486
Mega Financial Holding Co. Ltd.	39,700,162	48,785,766
Micro-Star International Co. Ltd.(c)	2,513,000	14,705,078
momo.com Inc.	172,000	10,987,317
Nan Ya Plastics Corp.	19,310,160	57,211,315
Nan Ya Printed Circuit Board Corp.(c)	855,000	19,098,767
Nanya Technology Corp.(c)	4,481,000	11,909,689
Nien Made Enterprise Co. Ltd.	636,000	8,663,947
Novatek Microelectronics Corp.(c)	2,135,000	35,550,677
Oneness Biotech Co. Ltd.(a)(c)	863,000	9,233,847
Parade Technologies Ltd.	285,000	21,832,797
Pegatron Corp.(c)	7,147,414	17,080,914
Pou Chen Corp.(c)	8,524,220	9,794,704
Powertech Technology Inc.	26,000	92,381
President Chain Store Corp.	2,101,000	20,330,900
Quanta Computer Inc.	9,850,000	30,347,028
Realtek Semiconductor Corp.(c)	1,697,637	33,679,517
Ruentex Development Co. Ltd.(c)	4,514,161	10,381,837
Shanghai Commercial & Savings Bank Ltd. (The)	13,318,318	22,154,897
Shin Kong Financial Holding Co. Ltd.(c)	43,919,149	16,636,348
SinoPac Financial Holdings Co. Ltd.	39,101,626	21,454,014
Synnex Technology International Corp.	5,070,834	10,612,716
Taishin Financial Holding Co. Ltd.(c)	38,835,610	25,932,231
Taiwan Cement Corp.(c)	19,280,725	31,828,369
Taiwan Cooperative Financial Holding Co. Ltd.	35,770,094	30,491,554
Taiwan High Speed Rail Corp.	7,044,000	7,506,184
Taiwan Mobile Co. Ltd.	5,998,600	20,915,281
Taiwan Semiconductor Manufacturing Co. Ltd.	90,941,000	1,934,194,684
Unimicron Technology Corp.	4,474,000	36,534,680
Uni-President Enterprises Corp.(c)	17,680,839	41,459,628
United Microelectronics Corp.(c)	43,604,000	99,821,969
Vanguard International Semiconductor Corp.(c)	3,334,000	18,574,484
Voltronic Power Technology Corp.	229,000	13,054,182
Walsin Technology Corp.	14,000	86,916

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Wan Hai Lines Ltd.	2,289,600	$12,862,530
Win Semiconductors Corp.(c)	1,241,000	16,143,065
Winbond Electronics Corp.(c)	11,068,000	12,726,843
Wistron Corp.(c)	9,706,940	9,973,088
Wiwynn Corp.(c)	298,000	11,186,897
WPG Holdings Ltd.	5,980,449	10,780,344
Yageo Corp.(c)	1,380,861	22,556,135
Yang Ming Marine Transport Corp.(a)	6,497,000	26,679,031
Yuanta Financial Holding Co. Ltd.	35,273,980	29,970,229
Zhen Ding Technology Holding Ltd.	2,327,075	8,158,773
		4,363,312,587
Thailand — 1.6%
Advanced Info Service PCL, NVDR	4,265,000	26,033,197
Airports of Thailand PCL, NVDR(c)	15,551,900	27,543,310
Asset World Corp. PCL, NVDR(a)(c)	31,166,800	3,942,058
B Grimm Power PCL, NVDR(c)	3,038,700	3,555,633
Bangkok Commercial Asset Management
PCL, NVDR	6,531,700	3,794,974
Bangkok Dusit Medical Services PCL, NVDR	34,948,700	23,089,799
Bangkok Expressway & Metro PCL, NVDR(c)	27,404,700	6,867,685
Berli Jucker PCL, NVDR(c)	4,349,300	4,253,175
BTS Group Holdings PCL, NVDR(c)	27,395,500	7,468,936
Bumrungrad Hospital PCL, NVDR	1,815,100	7,729,655
Carabao Group PCL, NVDR(c)	1,178,400	3,955,138
Central Pattana PCL, NVDR	7,455,000	11,494,535
Central Retail Corp. PCL, NVDR	6,862,134	6,511,022
Charoen Pokphand Foods PCL, NVDR(c)	13,269,300	9,353,870
CP ALL PCL, NVDR	21,329,200	36,949,379
Delta Electronics Thailand PCL, NVDR(c)	1,164,100	15,457,530
Electricity Generating PCL, NVDR	996,900	4,901,678
Energy Absolute PCL, NVDR	5,684,100	13,806,808
Global Power Synergy PCL, NVDR	2,658,800	5,784,363
Gulf Energy Development PCL, NVDR	10,881,500	12,654,041
Home Product Center PCL, NVDR	21,992,914	8,869,693
Indorama Ventures PCL, NVDR	6,566,380	7,624,025
Intouch Holdings PCL, NVDR	4,296,225	9,269,605
Krung Thai Bank PCL, NVDR	12,050,300	4,028,620
Krungthai Card PCL, NVDR(c)	3,453,100	5,476,410
Land & Houses PCL, NVDR	30,999,000	7,662,818
Minor International PCL, NVDR(a)	11,680,420	9,425,640
Muangthai Capital PCL, NVDR(c)	2,886,200	4,785,580
Osotspa PCL, NVDR	4,507,900	4,271,283
PTT Exploration & Production PCL, NVDR	5,127,339	17,169,025
PTT Global Chemical PCL, NVDR	8,368,330	13,915,641
PTT Oil & Retail Business PCL, NVDR	11,508,600	8,522,042
PTT PCL, NVDR	36,419,500	38,182,209
Ratch Group PCL, NVDR	2,989,300	3,829,607
SCG Packaging PCL, NVDR	4,945,700	9,072,572
Siam Cement PCL (The), NVDR	2,832,400	31,223,737
Siam Commercial Bank PCL (The), NVDR	3,154,600	11,388,420
Sri Trang Gloves Thailand PCL, NVDR(c)	3,446,400	3,068,239
Srisawad Corp. PCL, NVDR	2,958,700	5,254,188
Thai Oil PCL, NVDR(c)	4,397,000	6,032,863
Thai Union Group PCL, NVDR	10,908,500	6,377,252
True Corp. PCL, NVDR(c)	43,414,001	5,807,548
		456,403,803
Turkey — 0.2%
Akbank TAS	11,276,327	5,371,151
Aselsan Elektronik Sanayi Ve Ticaret AS	2,368,127	3,761,115

Security	Shares	Value

Turkey (continued)
BIM Birlesik Magazalar AS	1,629,119	$8,259,702
Enka Insaat ve Sanayi AS	2	2
Eregli Demir ve Celik Fabrikalari TAS	5,281,466	8,696,819
Ford Otomotiv Sanayi AS	272,049	4,889,161
KOC Holding AS	2,724,274	5,680,111
Turkcell Iletisim Hizmetleri AS	4,306,815	6,024,680
Turkiye Garanti Bankasi AS	8,415,190	7,020,727
Turkiye Is Bankasi AS, Class C	5,471,285	2,623,546
Turkiye Petrol Rafinerileri AS(a)	489,478	5,358,268
Turkiye Sise ve Cam Fabrikalari AS	5,074,974	4,652,963
		62,338,245
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	10,225,809	23,634,113
Abu Dhabi Islamic Bank PJSC	5,593,952	9,868,724
Abu Dhabi National Oil Co. for Distribution PJSC	9,446,441	10,647,210
Aldar Properties PJSC	14,387,771	15,726,631
Dubai Islamic Bank PJSC	9,910,559	13,895,170
Emaar Properties PJSC	14,578,415	18,608,092
Emirates NBD Bank PJSC	9,368,651	33,680,931
Emirates Telecommunications Group Co. PJSC	11,287,068	98,155,777
First Abu Dhabi Bank PJSC	16,159,656	84,166,379
		308,383,027
Total Common Stocks — 97.0%
(Cost: $20,763,457,660)	.	27,891,490,899

Preferred Stocks

Brazil — 1.1%
Alpargatas SA, Preference Shares, NVS	719,150	5,000,413
Banco Bradesco SA, Preference Shares, NVS	17,751,173	62,866,468
Bradespar SA, Preference Shares, NVS	964,450	8,534,804
Braskem SA, Class A, Preference Shares, NVS(a)	722,851	6,435,371
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	982,604	5,601,796
Cia. Energetica de Minas Gerais, Preference Shares, NVS	4,016,486	9,387,769
Gerdau SA, Preference Shares, NVS	4,315,479	19,804,754
Itau Unibanco Holding SA, Preference Shares, NVS	17,754,127	70,677,333
Itausa SA, Preference Shares, NVS	16,517,106	28,410,651
Petroleo Brasileiro SA, Preference Shares, NVS	17,635,743	92,321,908
		309,041,267
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	513,151	32,307,908

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,732,927	14,054,277

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	25,100,000	12,697,314

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	82,643	6,310,043
Series 2, Preference Shares, NVS	124,405	9,688,634
LG Chem Ltd., Preference Shares, NVS	28,387	7,736,741
LG Household & Health Care Ltd., Preference Shares, NVS	7,847	3,930,176

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	3,040,088	$163,939,704
		191,605,298
Total Preferred Stocks — 2.0%
(Cost: $384,981,024)		559,706,064

Rights

Cayman Islands — 0.0%
CIFI Holdings Group Co. Ltd. (Expires 12/20/21)(a)	607,300	19,470

Thailand — 0.0%
Charoen Pokphand Foods PCL (Expires 12/31/21)(a)	203,321	—
CP All PCL (Expires 12/31/21)(a)	1,438,387	—
		—
Total Rights — 0.0%
(Cost: $0)		19,470

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 11/20/26)(a)(c)	5,732,200	2
BTS Group Holdings PCL (Expires 11/07/24)(a)	2,866,100	43,377
		43,379
Total Warrants — 0.0%
(Cost: $0)		43,379

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	848,155,096	$848,494,358
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	174,080,000	174,080,000
		1,022,574,358
Total Short-Term Investments — 3.5%
(Cost: $1,022,343,719)		1,022,574,358

Total Investments in Securities — 102.5%
(Cost: $22,170,782,403)		29,473,834,170

Other Assets, Less Liabilities — (2.5)%		(723,532,840)

Net Assets — 100.0%		$28,750,301,330

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$930,601,386	$—		$(82,016,687	)(a)	$(18,815)	$(71,526)	$848,494,358	848,155,096	$3,958,358	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,200,000	148,880,000	(a)	—		—	—	174,080,000	174,080,000	2,958		—
						$(18,815)	$(71,526)	$1,022,574,358		$3,961,316		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4,518	12/17/21	$273,859	$(15,294,820)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,984,942,313	$22,902,707,241	$3,841,345	$27,891,490,899
Preferred Stocks	323,095,544	236,610,520	—	559,706,064
Rights	—	19,470	—	19,470
Warrants	43,377	2	—	43,379
Money Market Funds	1,022,574,358	—	—	1,022,574,358
	$6,330,655,592	$23,139,337,233	$3,841,345	$29,473,834,170
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(15,294,820)	$—	$—	$(15,294,820)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	NVS	Non-Voting Shares
CPO	Certificates of Participation (Ordinary)	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt